Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	EZCHIP SEMICONDUCTOR LTD
Entity Central Index Key	0000892534
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	28,304,392

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 44,863	$ 19,056
Short-term deposits	85,000	67,000
Available-for-sale marketable securities	33,105	40,714
Trade receivables (net of allowance for doubtful accounts of $40 as of December 31, 2012 and 2011)	4,813	8,655
Other accounts receivable and prepaid expenses	4,305	1,837
Inventories	4,523	5,788
Total current assets	176,609	143,050
NON-CURRENT ASSETS:
Long-term deposits	5,000
Long term investment and others	6,066	5,215
Severance pay fund	358	337
Total non-current assets	11,424	5,552
PROPERTY AND EQUIPMENT, NET	1,285	828
INTANGIBLE ASSETS, NET	1,000	1,205
GOODWILL	96,276	96,276
Total assets	286,594	246,911
CURRENT LIABILITIES:
Trade payables	571	2,319
Other accounts payable and accrued expenses	5,401	6,352
Total current liabilities	5,972	8,671
ACCRUED SEVERANCE PAY	6,977	6,081
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value Authorized: 50,000,000 shares at December 31, 2012 and December 31, 2011, respectively; Issued and outstanding: 28,304,392 and 27,054,663 shares at December 31, 2012 and December 31, 2011, respectively.	161	155
Additional paid-in capital	312,723	288,641
Accumulated other comprehensive income (loss)	787	(960)
Accumulated deficit	(40,026)	(55,677)
Total shareholders' equity	273,645	232,159
Total liabilities and shareholders' equity	$ 286,594	$ 246,911

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 40		$ 40
Ordinary shares, par value per share		0.02		0.02
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	28,304,392	28,304,392	27,054,663	27,054,663
Ordinary shares, shares outstanding	28,304,392	28,304,392	27,054,663	27,054,663

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 54,707	$ 63,457	$ 61,998
Costs of revenues	9,118	14,409	15,668
Amortization of existing technology		597	1,915
Repayment of OCS grants (see Note 11b)		9,938
Gross profit	45,589	38,513	44,415
Operating expenses:
Research and development (net of grants and participations in the amount of $5,863, $5,050, $3,198 for the years ended December 31, 2012, 2011 and 2010, respectively)	19,736	16,695	13,665
Selling and marketing	7,714	7,743	6,266
General and administrative	4,920	4,316	3,735
Total operating expenses	32,370	28,754	23,666
Operating income	13,219	9,759	20,749
Financial income, net (see Note 16)	2,432	1,713	1,130
Income before taxes	15,651	11,472	21,879
Taxes on income (see Note 13)		(3,530)	(8,236)
Net income	$ 15,651	$ 7,942	$ 13,643
Basic net income per share	$ 0.56	$ 0.3	$ 0.54
Diluted net income per share	$ 0.54	$ 0.28	$ 0.52
Weighted average number of Ordinary Shares used in computing basic net income per share	27,981,243	26,681,749	25,281,651
Weighted average number of Ordinary Shares used in computing diluted net income per share	28,842,408	28,001,428	26,110,132

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, grants and participations	$ 5,863	$ 5,050	$ 3,198

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 15,651	$ 7,942	$ 13,643
Unrealized gain (loss) on available-for-sale marketable securities	571	(618)	8
Unrealized gain (loss) on foreign currency cash flow hedges transactions	1,176	(882)	25
Total comprehensive income	$ 17,398	$ 6,442	$ 13,676

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital and Number of ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 209,029	$ 149	$ 271,959	$ 540	$ (63,619)
Balance, shares at Dec. 31, 2010		26,033,876
Exercise of stock options	8,082	6	8,076
Exercise of stock options, shares		814,525
Vesting of restricted share units
Vesting of restricted share units, shares		206,262
Stock-based compensation	8,606		8,606
Other comprehensive income	(1,500)			(1,500)
Net income	7,942				7,942
Balance at Dec. 31, 2011	232,159	155	288,641	(960)	(55,677)
Balance, shares at Dec. 31, 2011	27,054,663	27,054,663
Exercise of stock options	12,890	6	12,884
Exercise of stock options, shares	964,258	964,258
Vesting of restricted share units
Vesting of restricted share units, shares		285,471
Stock-based compensation	11,198		11,198
Other comprehensive income	1,747			1,747
Net income	15,651				15,651
Balance at Dec. 31, 2012	$ 273,645	$ 161	$ 312,723	$ 787	$ (40,026)
Balance, shares at Dec. 31, 2012	28,304,392	28,304,392

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income (loss)
Accumulated unrealized gain (loss) on available-for-sale marketable securities	$ 270	$ (301)
Accumulated unrealized gain (loss) on foreign currency cash flows hedges, net	517	(659)
Accumulated other comprehensive income (loss)	$ 787	$ (960)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (1)	$ 15,651	$ 7,942	$ 13,643
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	661	1,227	2,887
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	496	545	451
Realized gain related to sale of available-for-sale marketable securities	(35)	(73)	(12)
Increase in accrued severance pay, net	45	101	85
Stock-based compensation related to options and RSUs	11,198	8,606	5,830
Decrease (increase) in trade receivables, net	3,842	333	(2,648)
Decrease (increase) in other accounts receivable and prepaid expenses	(1,951)	(952)	405
Decrease (increase) in inventory	1,265	(1,266)	(2,989)
Increase in other long term receivable	(21)	(2)	(135)
Decrease (increase) in deferred tax asset		3,513	8,162
Increase (decrease) in trade payables	(1,653)	781	(513)
Increase (decrease) in other accounts payable and accrued expenses	208	(1,376)	862
Net cash provided by operating activities	29,706	19,379	26,028
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(9,000)	(20,702)	(23,671)
Investment in short-term deposits	(92,000)	(67,000)	(37,000)
Proceeds from redemption of short-term deposits	74,000	33,000	7,000
Investment in long-term deposits	(5,000)
Proceeds from sale and redemption of available-for-sale marketable securities	16,719	15,223	16,405
Purchase of property and equipment	(1,008)	(411)	(385)
Purchase of technology	(500)	(500)
Cash paid for investment in affiliated company			(200)
Net cash used in investing activities	(16,789)	(40,390)	(37,851)
Cash flows from financing activities:
Issuance of shares, net of issuance costs			1,072
Proceeds from exercise of options	12,890	8,082	7,988
Net cash provided by financing activities	12,890	8,082	9,060
Increase (decrease) in cash and cash equivalents	25,807	(12,929)	(2,763)
Cash and cash equivalents at the beginning of the year	19,056	31,985	34,748
Cash and cash equivalents at the end of the year	44,863	19,056	31,985
(1) Including one time repayment of OCS grants (see Note 12b)		9,938
Significant non-cash activities:
Purchase of property, equipment and technology in credit	$ 202	$ 797	$ 48

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-       GENERAL

a.	EZchip Semiconductor Ltd. (the "Company") was incorporated as a limited liability company under the laws of the State of Israel in 1989.

On July 22, 2008, the Company changed its name from LanOptics Ltd. to EZchip Semiconductor Ltd. The Company is a fabless semiconductor company that develops and markets Ethernet network processors for networking equipment.

EZchip Technologies Ltd. ("EZchip Technologies") was established in December 1999 as a wholly-owned subsidiary of the Company. During 2001, EZchip Technologies established a wholly-owned subsidiary, EZchip Inc., in the United States, which is engaged in the marketing of EZchip Technologies' products. Over the years, EZchip Technologies raised funds from third party investors and the Company, thereby diluting the Company's ownership of EZchip Technologies. However, following a series of share acquisition transactions since December 22, 2009 the Company holds 100% of EZchip Technologies' outstanding shares and voting rights.

b.	The Company's Ordinary Shares are listed on the NASDAQ Global Select Market and its NASDAQ ticker symbol is "EZCH." The Company's Ordinary Shares are also listed on the Tel Aviv Stock Exchange.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar. Most of the revenues are denominated and earned in U.S. dollars, and most purchases of materials and components are made in U.S. dollars. Financing and investing activities, including equity transactions and cash investments, are made in U.S. dollars and most of the Company's assets are denominated in U.S. dollars. Accordingly, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary amounts denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 830 "Foreign currency matters." All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of three months or less as cash equivalents.

e.	Short-term and long-term deposits:

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of more than three months and less than one year as short-term deposits. As of December 31, 2012 and 2011, the Company held short-term deposits in the amount of $85,000 and $67,000, respectively, with a weighted average interest of 1.55% and 2.4%, respectively.

The Company considers all bank deposits with maturities of more than one year as long-term deposits. Such long-term deposits are stated at cost which approximates market values. As of December 31, 2012, the Company held long-term deposits in the amount of $5,000, with a weighted average interest of 2.2%.

f.	Marketable securities:

The Company accounts for its investments in marketable securities in accordance with FASB ASC 320 "Investments - Debt and Equity Securities". The Company determines the classification of marketable securities at the time of purchase and reevaluates such designations as of each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale marketable securities are carried at fair value, with the unrealized gain and loss reported as a separate component of shareholders' equity, accumulated other comprehensive income (loss). Realized gain and loss on sales of available-for-sale marketable securities are included in the Company's statements of operations and are derived using the specific identification basis for determining the cost of the available-for-sale marketable securities. The amortized cost of the available-for-sale marketable securities is adjusted for amortization of premiums and accretion of discount to maturity. Such amortization and accretion, together with interest on available-for-sale marketable securities, are included in the financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its available-for-sale marketable securities below the cost basis is judged to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time the investment has been in a loss position, the extent to which the fair value has been less than the Company's cost basis, the investment's financial condition and the near-term prospects of the issuer. The Company adopted FASB ASC 320-10-65 effective January 1, 2009, which requires another-than-temporary impairment for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The Company classifies its marketable securities as available-for-sale and marks them to market with changes to other comprehensive income until realization or occurrence of other than temporary impairment loss.

g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company writes down the carrying value of its inventory for estimated obsolescence or unmarketable inventory in an amount equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future demands and market conditions. During the years ended December 31, 2012, 2011 and 2010, the Company's write downs were immaterial.

Cost is determined as follows:

Raw materials - using the weighted average cost method.

Work in progress and finished products - using the weighted average cost method and calculated manufacturing costs.

h.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	33
Leasehold improvements	Shorter of the term of the lease or useful life

i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with FASB ASC 360-10-35 "Property, Plant and Equipment - Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset (or an asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years 2012, 2011 and 2010, no impairment losses were identified.

j.	Investment in affiliated company:

On July 4, 2010, the Company entered into a purchase agreement with a private company and invested approximately $200, in consideration for approximately 4% of the private company's share capital. The investment is stated at cost.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323-10-35. As of December 31, 2012, no impairment losses have been identified.

The above mentioned investment is reflected in the "Long term investment and others" line item in the balance sheet as of December 31, 2012.

k.	Goodwill impairment:

Goodwill reflects the excess of the purchase price of an acquired business over the fair value of net assets acquired.

The Company adopted FASB ASC 350 "Intangibles - Goodwill and other." Under FASB ASC 350, goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise) at the reporting unit level. The Company elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its reporting operating unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment under the new authoritative guidance issued by the FASB. If it determined that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed.

FASB ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase the fair value of the reporting unit is compared with its carrying value. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

The Company operates in one operating segment and such segment comprises its only reporting unit. The Company determined December 31 as the date of its annual impairment test.

During the years ended December 31, 2012, 2011 and 2010, no impairment losses were found.

l.	Identifiable intangible assets:

Intangible assets consist of purchased technologies, customer relationships and backlog and are amortized over their useful lives, using a straight line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC 350.

m.	Research and development costs:

Research and development costs net of participation and grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel (the "OCS") are charged to expenses as incurred.

n.	Severance pay:

The Company's liability for severance pay for its Israeli employees, which were employed until June 30, 2010, was calculated pursuant to Israel's Severance Pay Law, 5723-1963 (the "Severance Law"), based on the most recent monthly salary of its employees multiplied by the number of years of employment as of the balance sheet date for such employees. The Company's liability for severance pay was partly provided by monthly deposits of severance pay funds and insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet. The deposited funds may be withdrawn only upon the employee being entitled to severance pay pursuant to the Severance Law or labor agreements.  The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing July 1, 2010, the Company's agreements with new employees in Israel are under Section 14 of the Severance Law. According to Section 14, the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with such company pursuant to such Section 14. Commencing July 1, 2010, the Company does not incur additional liability with respect to such employees.

The Company's balance sheet as of December 31, 2012 does not include a liability or funds in connection with severance for Israeli employees who agreed to the terms of Section 14.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 were $1,024, $1,296 and $799, respectively.

o.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with FASB ASC 740, "Income Taxes." ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries record a valuation allowance to reduce their deferred tax assets to the amount that they believe is more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

p.	Net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

q.	Accounting for stock-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on its estimated fair value in accordance with FASB ASC 718 "Compensation-Stock Compensation".

FASB ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of operations.

The Company recognizes compensation expenses based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures and Company's expected pre-vesting forfeitures in future periods.

The Company measures the fair value of its options using the Black-Scholes-Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical term that is equivalent to the options expected term. The expected term of options granted in prior years was calculated using the simplified method (being the average between the vesting periods and the contractual life of the options in accordance with SAB 107, as replaced and amended, effective January 1, 2008, by SAB 110). The risk-free interest rate is based on the U.S. Treasury yield curve of bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no intention to pay dividends in the foreseeable future.

r.	Revenue recognition:

The Company generates its revenues mainly from sales of network processor chips and to a lesser extent from the sales of network-processor based systems, software tools and maintenance and support services.

Revenues from network processor chips and network-processor based systems are recognized upon delivery in accordance with SAB 104 "Revenue Recognition," when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. The Company does not have any significant obligations after delivery. The Company does not grant a right of return to its customers. In addition if a transaction sale does not meet all the criteria, the revenue is deferred until all criteria are met.

In certain instances, the Company sells network-processor based systems together with software tools and maintenance and support services. In those cases the Company complies with the requirements set forth in FASB ASC 605-25 "Revenue Recognition" relating to the separation of multiple deliverables into individual accounting units with determinable fair values.  Revenues from such software tools and maintenance were immaterial during the years ended December 31, 2012, 2011 and 2010.

Deferred revenues include unearned amounts received from maintenance and support services and amounts received from customers but not yet recognized as revenues.

In 2006, 2010 and 2012, the Company signed agreements with Marvell Technology Group Ltd. ("Marvell"). According to the agreements, Marvell will manufacture and sell a customized version of the Company's NP-3, NP-4 and NP-5 network processors to Cisco Systems, Inc. ("Cisco") and will pay the Company royalties for each chip it sells to Cisco.

Royalty revenue is recorded in accordance with FASB ASC 605-45-45, "Considerations of Reporting Revenue Gross as a Principal versus Net as an Agent", on a net basis. In accordance with the Company's agreements with Marvell, Marvell sends the Company royalty reports, once a month, which reflect prior month's sales. Accordingly, the Company recognizes royalty revenues in the month that follows the month in which the sales are made by Marvell. (See also Note 14c.)

s.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $139, $67 and $26 respectively.

t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short term deposits, investments in available-for-sale marketable securities, foreign exchange contracts and trade receivables.

The Company's cash and cash equivalents and short-term deposits are invested with major banks mainly in Israel and the United States. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company invests only in highly rated financial instruments and maintains its cash equivalents, with fixed and floating interest rate income. Deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's available-for-sale marketable securities include investments in highly rated marketable securities of U.S. and Israel Governments, and marketable securities of U.S. and European corporations. Those investments are mostly traded in the U.S. secondary market.

The Company's trade receivables are derived primarily from sales to customers and located mainly in North America, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is determined with respect to specific amounts that the Company has determined to be doubtful of collection.

The Company has entered into foreign exchange forward and options contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to employees salaries. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure. (See also Note 5.)

u.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, available-for-sale marketable securities, bank deposits, trade receivable, trade payables and other accounts payable and accrued liabilities, approximate fair value because of their generally short term maturities.
The Company accounts for certain assets and liabilities at fair value under FASB ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -
Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

The Company measures its debt securities and foreign currency derivative instruments at fair value. Government bonds, corporate bonds and foreign currency forward and options contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (See also Note 5.)

v.	Royalty-bearing grants:

Royalty-bearing grants from the OCS for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction of research and development costs.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3.5%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales, payment of royalties is not required. In the case of failure of a project that was partly financed by the OCS, the Company will not be obligated to pay any such royalties.

w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with FASB ASC 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) includes all changes in equity during a period related to the Company. The Company determined that its items of other comprehensive income (loss) relates to unrealized gain )loss( on available-for-sale marketable securities, and unrealized gain (loss) on foreign currency cash flow hedge. In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statement of comprehensive income.

x.	Derivatives and hedging:

The Company enters into forward and options contracts in order to limit its exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in New Israeli Shekels ("NIS"). (See also Note 4.)

The Company accounts for derivatives and hedging in accordance with FASB ASC 815, "Derivatives and Hedging". FASB ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If the derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of derivatives will be recognized in other comprehensive income (loss) until the hedged item is recognized in statements of operations. The ineffective portion of a derivative's change in fair value is recognized in statements of operations in finance expense. During the years ended December 31, 2012, 2011 and 2010 the ineffective portion recognized in finance expenses was immaterial.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-       MARKETABLE SECURITIES

As of December 31, 2012 and 2011, all of the Company's marketable securities were classified as available-for-sale.

	December 31, 2012				December 31, 2011
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$2,534	$12	$--	$2,546	$3,542	$--	$--	$3,542
Corporate debentures fixed interest rate	10,156	18	--	10,174	997	3	--	1,000
Corporate debentures - floating interest rate	1,512	3	--	1,515	6,211	27	(15)	6,223

	14,202	33	--	14,235	10,750	30	(15)	10,765
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	7,159	47	--	7,206	6,421	16	(12)	6,425
Corporate debentures - fixed interest rate	2,654	63	(5)	2,712	13,550	25	(122)	13,453
Corporate debentures - floating interest rate	8,820	132	--	8,952	10,294	--	(223)	10,071

	18,633	242	(5)	18,870	30,265	41	(357)	29,949

	$32,835	$275	$(5)	$33,105	$41,015	$71	$(372)	$40,714

The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis. Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities at the adoption date of the ASC or during the years ended December 31, 2012, 2011 and 2010.

DERIVATIVES INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVES INSTRUMENTS [Abstract]
DERIVATIVES INSTRUMENTS
NOTE 4:-       DERIVATIVE INSTRUMENTS

The Company enters into derivative instruments with financial institutions in order to reduce the risk that its cash flows and earnings will be adversely affected by foreign currency exchange rate fluctuations. The Company hedges the cash flows of employee portion payroll expenses denominated in NIS against the changes of the U.S. Dollar. These derivative instruments are designated as cash flows hedges and are carried out through forward and options contracts on the U.S. dollar/NIS rate.

Derivative instruments are recognized in the consolidated balance sheet as either assets or liabilities at fair value. The Company initially records changes in the fair value related to the effective portion (i.e., gains or losses) of the derivative instruments to Accumulated Other Comprehensive Income ("AOCI") and subsequently reclassifies those gains or losses to the applicable expense in the statement of operations when the hedged transactions are recorded.

As of December 31, 2012, the Company had outstanding forward and options contracts with a notional amount of $14,200.

At December 31, 2012, the fair value of the Company's cash flow hedges effect was an unrealized gain of $517. Such amount is expected to be reclassified from AOCI to the statement of operations within the next 12 months.

The Company measured the fair value of the forward and options contracts in accordance with FASB ASC 820 "Fair Value Measurements and Disclosures," at Level 2.
The fair value of the open foreign exchange contracts recorded by the Company in its consolidated balance sheets as of December 31, 2012 and December 31, 2011, as an asset or liability is as follows:

	December 31,
	2012	2011
Derivatives designated as cash flow hedging instruments
Other accounts payable and accrued expenses	$--	$(659)
Other accounts receivable and prepaid expenses	517	--

Total	$517	$(659)

The activity related to the changes in net unrealized gains (losses) on cash flow hedges is as follows:

	Year ended December 31,
	2012	2011

Net unrealized gains (losses) on cash flow hedges as of beginning balance	$(659)	$293
Change in gains (losses) recognized in accumulated other comprehensive income	1,944	(1,282)
Realized gains (losses) reclassified into earnings	(768)	330

Net unrealized gains (losses) on cash flow hedges as of ending balance	$517	$(659)

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 5:-       FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with FASB ASC 820, "Fair Value Measurements and Disclosures," the Company measures its available-for-sale marketable securities and foreign currency forward and options contracts at fair value. Available-for-sale marketable securities and forward and options contracts are classified within Level 2 because they are valued using other inputs that are directly or indirectly observable in the marketplace for similar investments.

The Company's financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$8,500	$--	$--	$1,051	$--	$--
Governmental bonds	--	9,752	--	--	9,962	--
Corporate bonds	--	23,353	--	--	30,752	--
Foreign currency cash flow hedges	--	517	--	--	(582)	--

Total	$8,500	$33,622	$--	$1,051	$40,132	$--

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-       OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Government authorities	$172	$180
Prepaid expenses	344	304
Foreign currency forward and options contracts	517	--
Grants receivable from the OCS	2,313	723
Accrued interest	577	357
Others	382	273

Total	$4,305	$1,837

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES	NOTE 7:- INVENTORIES
	December 31,
	2012	2011

Raw materials	$35	$113
Work in progress	95	96
Finished products	4,393	5,579

Total	$4,523	$5,788

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Office furniture and equipment	$91	$79
Computers, software and electronic equipment	6,011	5,110
Leasehold improvements	120	120

Total cost	6,222	5,309

Accumulated depreciation:

Office furniture and equipment	17	12
Computers, software and electronic equipment	4,826	4,393
Leasehold improvements	94	76

Total accumulated depreciation	4,937	4,481

Depreciated cost	$1,285	$828

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $456, $251 and $199, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-       INTANGIBLE ASSETS, NET

	December 31,
	2012	2011
Cost:
Technology	$9,663	$9,663
Customer relationships	2,714	2,714

Total cost	12,377	12,377
Accumulated amortization:
Technology	8,663	8,663
Customer relationships	2,714	2,509

Total accumulated amortization	11,377	11,172

Amortized cost	$1,000	$1,205

Amortization expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $205, $976 and $2,688, respectively.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-     OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Employees and payroll accruals	$3,756	$3,607
Accrued expenses	1,578	2,081
Foreign currency forward and options contracts	--	582
Deferred revenues	67	82

	$5,401	$6,352

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-     COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and EZchip Technologies lease facilities in Yokneam and Kiryat Gat, Israel under operating lease agreements which will expire in January 2014 and October 2015, respectively, with monthly payments in the amount of $39 and $9, respectively. The Company has an option to extend the Kiryat Gat lease agreement for an additional five years.

The Company has the right to terminate the Yokneam and Kiryat Gat operating lease agreements upon advance notice of 90 days and 180 days respectively, and payment of a penalty.

EZchip Inc. leases two offices in the United States under lease agreements that it renews every year for a monthly payment of $7.

The Company leases motor vehicles under standard commercial operating leases.

Total facilities and vehicles lease expenses for the Company and its subsidiaries for the years ended December 31, 2012, 2011 and 2010, amounted to $2,283, $2,225 and $1,849, respectively.

As of December 31, 2012, the aggregate lease obligations (facilities and motor vehicles) under operating leases agreements were as follows:

Year ending December 31,

2013	$1,058
2014	393
2015	219

Total	$1,670

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2012 were $286.

b.	Royalties commitments:

The Company participates in programs sponsored by the OCS for the support of research and development activities.

In each of the years 2012, 2011 and 2010 the Company received an approval from the OCS for its participation in its research and development budgets. Pursuant to such programs, the OCS participated in up to 50% of the approved budget for certain periods ending December 31, 2012.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS calculated at the rate of 3%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to royalties paid for revenues that the Company derives from its partnership with Marvell (see also Notes 2r and 2v), royalties to the OCS are calculated based on Marvell's sale price to Cisco.

As of December 31, 2012, the Company had a contingent obligation of $9,207 which is comprised of the amounts of royalty bearing grants received from the OCS less royalties repaid. For the years ended December 31, 2012, 2011 and 2010, royalties expenses, as part of the Company's cost of revenues, were $0, $1,196 and $1,683, respectively.

In December 2011, the Company made an early repayment of $9,938 of certain of its outstanding royalty obligations to the OCS. This repayment resulted in a one-time charge presented as an early repayment of royalty bearing government grants in the Company's consolidated statement of operations.

As of December 31, 2012 and 2011, the Company does not have accrued royalties pursuant to the OCS programs.

c.	Purchase commitments:

At December 31, 2012, the Company had $6,084 non-cancelable purchase commitments with its suppliers.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-     SHAREHOLDERS' EQUITY

a.	Company's shares:

1.
As of December 31, 2012, the Company's authorized share capital consists of NIS 1,000,000 divided into 50,000,000 Ordinary Shares, par value NIS 0.02 per share. Ordinary Shares confer on their holders, among other things, the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On January 14, 2010, the Company issued and sold 106,893 Ordinary Shares in an underwritten public offering following the exercise by the underwriter of its over-allotment option for a total consideration of $1,072.

b.	Company's stock option plans:

In October 2003, the Company adopted the 2003 Israel Plan.  The plan was amended in December 2006 and further amended in December 2007, October 2010 and February 2012.  The 2003 Israel Plan complies with Section 102 of the Israeli Income Tax Ordinance, which provides certain tax benefits in connection with stock-based compensation to employees, officer and directors. On January 1st of each year, to the extent the number of Ordinary Shares reserved, authorized and available for issuance under the 2003 Israel Plan is less than 4% of the number of Ordinary Shares issued and outstanding on such date, it will automatically increase to equal 4% of the number of Ordinary Shares issued and outstanding on such date. Awards under the 2003 Israel Plan may be granted to Israeli employees, directors, consultants, advisers and service providers of the Company and its subsidiaries. In accordance with the terms and conditions imposed by Section 102 of the Israel Income Tax Ordinance, grantees who receive options or restricted shares units ("RSUs") under the 2003 Israel Plan are afforded certain tax benefits (excluding controlling shareholders of the Company or those who are not Israeli employees, directors, consultants, advisers and service providers of the Company and its subsidiaries). Awards granted under the 2003 Israel Plan have a maximum exercise period of ten years from the date of grant and are generally exercisable over four years. Awards that are not exercised and forfeited will become available for future grants.

As of December 31, 2012, 1,936,821 Ordinary Shares were available for future issuances under the 2003 Israel Plan, which amount is reduced by three shares for each RSU that the Company grants under the plan and by one share for each option that the Company grants under the plan.

As of December 31, 2012 and 2011, options to purchase 489,314 and 1,293,521 Ordinary Shares were outstanding under the 2003 Israel Plan, respectively. In addition, as of December 31, 2012 and 2011, 903,850 and 608,799 RSUs were outstanding under the 2003 Israel Plan, respectively.

In December 2007, the Company adopted the 2007 U.S. Equity Incentive Plan (the "2007 U.S. Plan"). Except as required to address specific U.S. tax requirements, the general terms and conditions of the 2007 U.S. Plan are substantially similar to the terms and conditions of the 2003 Israel Plan.

As of December 31, 2012, 207,000 Ordinary Shares were available for future issuances under the 2007 U.S. Plan, which amount is reduced by three shares for each RSU that the Company grants under the plan and by one share for each option that the Company grants under the plan.

As of December 31, 2012 and 2011, options to purchase 57,788 and 139,411 Ordinary Shares were outstanding under the 2007 U.S. Plan, respectively. In addition, as of December 31, 2012 and 2011, 89,275 and 60,208 RSUs were outstanding under the 2007 U.S. Plan, respectively.

In November 2009, the Company adopted the 2009 Israel Equity Plan (the "2009 Israel Equity Plan").  The plan was adopted in connection with an employee exchange offer the Company made in 2009 (the "Employee Exchange Offer"), for the sole purpose of issuing options to purchase the Company's Ordinary Shares to the Company's former and current Israeli employees who elected to exchange their options to purchase ordinary shares of EZchip Technologies in the Employee Exchange Offer.  Up to 2,500,000 Ordinary Shares of the Company may be granted under the 2009 Israel Equity Plan, which amount is reduced by one Ordinary Share for each option granted under the plan.  The 2009 Israel Equity Plan is administered by the Board of Directors, or a committee of the Board that is delegated authority to act as the administrator.  Under the 2009 Israel  Equity Plan, the Company may grant options to purchase its Ordinary Shares to former and current employees, directors, consultants, advisers and service providers of the Company and its subsidiaries in exchange for their options to purchase ordinary shares of EZchip Technologies. The 2009 Israel Equity Plan provides for the awards granted to have a maximum exercise period of ten years from the date of grant.

During 2010, the Company granted options to purchase 41,120 Ordinary Shares pursuant to the 2009 Israel Equity Plan in exchange for the remaining outstanding options to purchase ordinary shares of EZchip Technologies. As of December 31, 2012, options to purchase an aggregate of 41,648 Ordinary Shares were outstanding under the 2009 Israel Equity Plan, all of which were granted in December 2009 and during 2010 as part of the Employee Exchange Offer. All options granted under the 2009 Israel Equity Plan as part of the Employee Exchange Offer were granted as vested options.

The following table summarizes the awards activity under the Company's equity incentive plans as of December 31, 2012, and changes during the year:

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	620,800	$0.01
Stock options exercised	(964,258)	$13.37
Vested and issued RSUs	(285,471)	$0.01
Forfeited (2)	(12,362)	$1.52

Outstanding at December 31, 2012 (3)	1,581,875	$5.13	1.79	$44,202

Stock options exercisable at December 31, 2012	536,215	$13.72	2.64	$10,376

Vested and expected to vest (4) (*)	1,544,290	$5.25	1.81	$42,965

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
(2)	Includes (i) 1,151 forfeited stock options with weighted average exercise price of $16.28; and (ii) 11,211 forfeited RSUs.
(3)
Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.

(4)
Includes (i) 588,343 stock options with weighted average exercise price of $13.76 with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,361; and (ii) 955,947 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $31,604.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2012 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2012. This amount changes based on the fair market value of the Ordinary Shares.

The awards outstanding as of December 31, 2012, grouped by exercise prices, were as follows:

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2012	life years	2012	2012	life years

$ 0.01 (RSUs)	993,125	1.25	$32,833	--	--
$2.81 - $3.12	42,898	0.81	1,295	42,898	0.81
$10.33 - $11.97	86,933	3.69	1,877	64,024	3.69
$13.45 - $16.62	458,919	2.70	8,197	429,293	2.67
	1,581,875	1.79	$44,202	536,215	2.64

Stock-based compensation expenses:

As of December 31, 2012, there was $26,474 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans. This cost is expected to be recognized over a period of four years with a weighted average period of two years.

The total stock-based compensation expenses related to all of the Company's stock-based compensation plans, recognized for the years ended December 31, 2012 and 2011, are set forth below:

	Year ended December 31,
	2012	2011

Costs of revenues	$298	$359
Research and development expenses	6,026	4,446
Selling and marketing expenses	2,403	1,867
General and administrative expenses	2,471	1,934

Total stock-based compensation expenses	$11,198	$8,606

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-     TAXES ON INCOME

a.	Amendment to the Israeli Income Tax Ordinance

The Israeli corporate tax rate was 25% in 2010, 24% in 2011 and 25% in 2012.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

To date, EZchip Technologies' facilities in Israel have been granted under the Law one "Approved Enterprise" approval and two "Privileged Enterprise" programs subject to the alternative track (as discussed below), that provide its undistributed income exempt from tax for a ten year period, starting 2011, which is the first year that the Company generates taxable income from its enterprises.

Following are the guidelines and principles of the Law that are relevant to the Company:

The Law provides that capital investments in a production facility (or other eligible assets) may be designated as an Approved Enterprise and Privileged Enterprise. Until 2005, the designation required advance approval from the Investment Center of the Israel Ministry of Industry, Trade and Labor. Each certificate of approval for an Approved Enterprise relates to a specific investment program, delineated both by the financial scope of the investment and by the physical characteristics of the facility or the asset.

A company that obtained an Approved Enterprise approval may elect to receive an alternative package comprised of tax benefits, referred to as the "Alternative Track", rather than grants.  Under the Alternative Track, a company's undistributed income derived from an Approved Enterprise is exempt from corporate tax for an initial period (two to ten years, depending on the geographic location of the Approved Enterprise within Israel). The exemption begins in the first year that the company realizes taxable income from the Approved Enterprise. There is no term limitation to the Approved Enterprise in the Alternative Track.

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") and has significantly changed the provisions of the Law. Generally, investment programs that have already obtained approval for an Approved Enterprise by the Israeli Investment Center will continue to be subject to the Law's provisions. On the Alternative Track the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement."  This year is the later of (1) the year in which taxable income is first generated by a company, or (2) a year selected by the company for commencement, on the condition that the company meets certain provisions provided by the Law, referred to as the Year of Election. The amendment does not apply to investment programs approved prior to December 31, 2004, and applies to new investment programs only. Therefore, the Company's Approved Enterprise program is not subject to the provisions of the amendment, but its two Privileged Enterprise programs are.

The benefits available to an Approved and Privileged Enterprises are conditioned upon terms stipulated in the Law and the related regulations (which include making specified investments in property and equipment, and financing a percentage of these investments with share capital), and the criteria set forth in the applicable certificate of approval.  If EZchip Technologies does not fulfill these conditions in whole or in part, the benefits can be cancelled and it may be required to refund the amount of the benefits, linked to the Israeli consumer price index plus interest.

Tax-exempt income generated under the provisions of the law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record deferred tax liability with respect to such tax-exempt income.

For the year ended December 31, 2012, EZchip Technologies had $47,238 of tax-exempt income attributable to its Approved Enterprise and Privileged Enterprise programs.  If such tax-exempt income is distributed, under certain conditions as described in the Law, it would be taxed at the corporate tax rate applicable to such profits, and an estimated income tax liability of $7,086 would be incurred as of December 31, 2012.  As of December 31, 2012, EZchip Technologies has not distributed any amounts of its tax-exempt income.

Recently, new legislation amending the Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current Law's incentives, which are limited to income from Approved Enterprise and Privileged Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may elect to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. The Company does not expect the new law to have a material effect on the tax payable on its Israeli operations in the foreseeable future.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial, relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company from companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

c.	The tax benefit (taxes on income), for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year ended December 31,
	2012	2011	2010

Current	$--	$(17)	$(4)
Deferred	--	(3,513)	(8,232)

	$--	$(3,530)	$(8,236)

Domestic (Israel)	$--	$(3,530)	$(7,817)
Foreign	--	--	(419)

	$--	$(3,530)	$(8,236)

d.	Net operating and capital losses carryforward:

As of December 31, 2012, the operating tax loss carryforwards of EZchip semiconductor amounted to $32,317, which the Company does not believe will be utilized in the foreseeable future. The loss may be carried forward indefinitely and may be offset against future taxable income.

The operating tax loss carryforwards through December 31, 2012 of EZchip Inc. amounted to $8,972, which the Company does not believe will be utilized in the foreseeable future. The loss may be offset against any future U.S. taxable income for periods of 20 years expiring gradually from 2021 through 2032.

Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. As of December 31, 2012, the Company does not expect that the change in ownership provisions will have an effect on its net operating losses.

As of December 31, 2012, the Company's capital tax loss carryforwards amounted to $29,513. The capital loss may be carried forward indefinitely and may be offset against future capital income.

e.	Income (loss) before tax is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$16,293	$11,286	$21,454
Foreign	(642)	186	425

	$15,651	$11,472	$21,879

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiaries' deferred tax assets are comprised of operating loss carryforwards, capital loss carryforwards and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Current reserves and allowances	$104	$242
Noncurrent reserves and allowances	39	160
Noncurrent operating loss carryforwards	11,130	8,586
Capital loss carryforwards	7,022	6,849
Total deferred tax assets	18,295	15,837

Less - valuation allowance	(18,295)	(15,837)

Total deferred tax assets,	--	--

Total deferred tax liabilities	--	--

Net deferred tax assets	$--	$--

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods and in the jurisdictions in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance of $18,295 and $15,837 at December 31, 2012 and 2011, respectively.

g.	Uncertain tax positions

The Company and its subsidiaries file federal and state income tax returns in the United States and Israel. The Company and EZchip Technologies may be subject to examination by the Israeli tax authorities for fiscal years 2009 through 2012. EZchip Inc. may be subject to examination by the U.S. Internal Revenue Service from commencement year 2001 through 2012.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. However, the final tax outcome of the Company's tax audits could be different from what is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

A reconciliation of the beginning and ending balances of the total amounts of gross tax liabilities is as follows:

	December 31,
	2012	2011

Beginning balance	$313	$296
Change in tax position for current year, net	(11)	--
Interest and penalties	2	17

Ending balance	$304	$313

The Company accrues interest and penalties related to unrecognized tax benefit in the taxes on income line item in its statement of operations. The Company has approximately $42 and $40 accrued for the payments of interest and penalties as of December 31, 2012 and 2011, respectively.

h.	Reconciliation of the theoretical tax expense (benefit) to the actual tax benefit:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes as reported in the consolidated statements of operations	$15,651	$11,472	$21,879

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	3,913	2,753	5,470
Approved and Privileged Enterprise benefits (*)	(7,839)	(2,117)	--
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	184	259	2,205
Non-deductible expenses related to employee stock options, net	1,649	1,235	751
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	2,457	507	(1,006)
Difference in basis of measurement for tax purpose and others	11	862	756
Others	(375)	31	60

Actual taxes on income (taxes benefit)	$--	$3,530	$8,236

(*) Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.28	$0.08	$--

Diluted	$0.27	$0.08	$--

SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 14:-    SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company manages its business on the basis of one reportable segment. See Note 1a for a brief description of the Company's business.

b.	Total revenues are attributed to geographic areas based on the bill-to location of the customers and/or customers' manufacturing subcontractors.

The following table presents total revenues for the years ended December 31, 2012, 2011 and 2010 and long-lived assets as of December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$4,093	$1,485	$5,643	$1,026	$6,910	$617
China and Hong Kong	17,297	--	25,136	--	32,896	--
Far East (excluding China and Hong Kong)	2,327	--	2,933	--	1,567	--
Canada	119	--	1,375	--	638	--
USA	7,325	--	10,440	2	6,584	2
Europe	23,378	--	17,635	--	13,310	--
Others	168	--	295	--	93	--

	$54,707	$1,485	$63,457	$1,028	$61,998	$619

*)	Excluding goodwill and intangible assets.

c.
Revenues from network processors amounted to $53,442, $61,802 and $60,883 for the years ended December 31, 2012, 2011 and 2010, respectively (including NPU based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $23,287, $16,845 and $12,468 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, revenues from software tools and other services amounted to $1,265, $1,655 and $1,115 for the years ended December 31, 2012, 2011 and 2010, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Year ended December 31,
	2012	2011	2010

Customer A	43%	27%	20%
Customer B	17%	24%	40%
Customer C	13%	11%	10%

MAJOR SUBCONTRACTORS	12 Months Ended
Dec. 31, 2012
MAJOR SUBCONTRACTORS [Abstract]
MAJOR SUBCONTRACTORS
NOTE 15:-     MAJOR SUBCONTRACTORS

All of the Company's network processor chips are manufactured by third party subcontractors. While these subcontractors have been able to adequately meet the demands of the Company's increasing business, the Company is and will likely continue to be dependent upon such subcontractors to allocate to the Company sufficient capacity to meet the Company's needs in a timely manner. Revenues could be materially and adversely affected should these subcontractors fail to meet the Company's demand for products due to a shortage of production capacity, process difficulties, low yield rates or financial instability. For the years ended December 31, 2012, 2011 and 2010, the Company's principal subcontractors accounted for approximately 81%, 80% and 77%, respectively, of the Company's cost of revenues.

FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 16:-     FINANCIAL INCOME, NET

	Year ended December 31,
	2012	2011	2010
Income:

Interest income (*)	$2,373	$1,720	$1,161
Foreign currency translation adjustments, net	39	--	13
Realized gain related to sale of marketable securities	35	73	12

Total income	2,447	1,793	1,186

Expenses:

Interest and bank charges	(15)	(26)	(56)
Foreign currency translation adjustments, net	--	(54)	--

Total expenses	(15)	(80)	(56)

Financial income, net	$2,432	$1,713	$1,130

(*)	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 17:-     EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2012	2011	2010

Numerator:
Net income	$15,651	$7,942	$13,643

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	27,981,243	26,681,749	25,281,651

Dilutive effect: stock options and RSUs	861,165	1,319,679	828,481

Total weighted average number of shares used in computing diluted net earnings per share	28,842,408	28,001,428	26,110,132

Basic net income per share	$0.56	$0.30	$0.54
Diluted net income per share	$0.54	$0.28	$0.52

Anti-dilutive securities

The following outstanding options and RSUs were excluded from the computation of diluted net earnings per Ordinary Share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2012	2011	2010

Options to purchase Ordinary Shares and RSUs	--	--	538,623

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar. Most of the revenues are denominated and earned in U.S. dollars, and most purchases of materials and components are made in U.S. dollars. Financing and investing activities, including equity transactions and cash investments, are made in U.S. dollars and most of the Company's assets are denominated in U.S. dollars. Accordingly, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary amounts denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 830 "Foreign currency matters." All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

Basis of consolidation
c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
The Company considers all highly liquid investments that are readily convertible to cash with original maturities of three months or less as cash equivalents.
Short-term and long-term deposits
e.	Short-term and long-term deposits:

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of more than three months and less than one year as short-term deposits. As of December 31, 2012 and 2011, the Company held short-term deposits in the amount of $85,000 and $67,000, respectively, with a weighted average interest of 1.55% and 2.4%, respectively.

The Company considers all bank deposits with maturities of more than one year as long-term deposits. Such long-term deposits are stated at cost which approximates market values. As of December 31, 2012, the Company held long-term deposits in the amount of $5,000, with a weighted average interest of 2.2%.

Marketable securities
f.	Marketable securities:

The Company accounts for its investments in marketable securities in accordance with FASB ASC 320 "Investments - Debt and Equity Securities". The Company determines the classification of marketable securities at the time of purchase and reevaluates such designations as of each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale marketable securities are carried at fair value, with the unrealized gain and loss reported as a separate component of shareholders' equity, accumulated other comprehensive income (loss). Realized gain and loss on sales of available-for-sale marketable securities are included in the Company's statements of operations and are derived using the specific identification basis for determining the cost of the available-for-sale marketable securities. The amortized cost of the available-for-sale marketable securities is adjusted for amortization of premiums and accretion of discount to maturity. Such amortization and accretion, together with interest on available-for-sale marketable securities, are included in the financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its available-for-sale marketable securities below the cost basis is judged to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time the investment has been in a loss position, the extent to which the fair value has been less than the Company's cost basis, the investment's financial condition and the near-term prospects of the issuer. The Company adopted FASB ASC 320-10-65 effective January 1, 2009, which requires another-than-temporary impairment for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The Company classifies its marketable securities as available-for-sale and marks them to market with changes to other comprehensive income until realization or occurrence of other than temporary impairment loss.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company writes down the carrying value of its inventory for estimated obsolescence or unmarketable inventory in an amount equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future demands and market conditions. During the years ended December 31, 2012, 2011 and 2010, the Company's write downs were immaterial.

Cost is determined as follows:

Raw materials - using the weighted average cost method.

Work in progress and finished products - using the weighted average cost method and calculated manufacturing costs.

Property and equipment
h.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	33
Leasehold improvements	Shorter of the term of the lease or useful life

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with FASB ASC 360-10-35 "Property, Plant and Equipment - Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset (or an asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years 2012, 2011 and 2010, no impairment losses were identified.

Investment in affiliated company
Investment in affiliated company:

On July 4, 2010, the Company entered into a purchase agreement with a private company and invested approximately $200, in consideration for approximately 4% of the private company's share capital. The investment is stated at cost.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323-10-35. As of December 31, 2012, no impairment losses have been identified.

The above mentioned investment is reflected in the "Long term investment and others" line item in the balance sheet as of December 31, 2012.

Goodwill impairment
Goodwill impairment:

Goodwill reflects the excess of the purchase price of an acquired business over the fair value of net assets acquired.

The Company adopted FASB ASC 350 "Intangibles - Goodwill and other." Under FASB ASC 350, goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise) at the reporting unit level. The Company elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its reporting operating unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment under the new authoritative guidance issued by the FASB. If it determined that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed.

FASB ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase the fair value of the reporting unit is compared with its carrying value. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

The Company operates in one operating segment and such segment comprises its only reporting unit. The Company determined December 31 as the date of its annual impairment test.

During the years ended December 31, 2012, 2011 and 2010, no impairment losses were found.

Identifiable intangible assets
l.	Identifiable intangible assets:

Intangible assets consist of purchased technologies, customer relationships and backlog and are amortized over their useful lives, using a straight line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC 350.

Research and development costs
m.	Research and development costs:

Research and development costs net of participation and grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel (the "OCS") are charged to expenses as incurred.

Severance pay
Severance pay:

The Company's liability for severance pay for its Israeli employees, which were employed until June 30, 2010, was calculated pursuant to Israel's Severance Pay Law, 5723-1963 (the "Severance Law"), based on the most recent monthly salary of its employees multiplied by the number of years of employment as of the balance sheet date for such employees. The Company's liability for severance pay was partly provided by monthly deposits of severance pay funds and insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet. The deposited funds may be withdrawn only upon the employee being entitled to severance pay pursuant to the Severance Law or labor agreements.  The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing July 1, 2010, the Company's agreements with new employees in Israel are under Section 14 of the Severance Law. According to Section 14, the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with such company pursuant to such Section 14. Commencing July 1, 2010, the Company does not incur additional liability with respect to such employees.

The Company's balance sheet as of December 31, 2012 does not include a liability or funds in connection with severance for Israeli employees who agreed to the terms of Section 14.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 were $1,024, $1,296 and $799, respectively.

Income taxes
o.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with FASB ASC 740, "Income Taxes." ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries record a valuation allowance to reduce their deferred tax assets to the amount that they believe is more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

Net income per share
p.	Net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

Accounting for stock-based compensation
q.	Accounting for stock-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on its estimated fair value in accordance with FASB ASC 718 "Compensation-Stock Compensation".

FASB ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of operations.

The Company recognizes compensation expenses based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures and Company's expected pre-vesting forfeitures in future periods.

The Company measures the fair value of its options using the Black-Scholes-Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical term that is equivalent to the options expected term. The expected term of options granted in prior years was calculated using the simplified method (being the average between the vesting periods and the contractual life of the options in accordance with SAB 107, as replaced and amended, effective January 1, 2008, by SAB 110). The risk-free interest rate is based on the U.S. Treasury yield curve of bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no intention to pay dividends in the foreseeable future.

Revenue recognition
r.	Revenue recognition:

The Company generates its revenues mainly from sales of network processor chips and to a lesser extent from the sales of network-processor based systems, software tools and maintenance and support services.

Revenues from network processor chips and network-processor based systems are recognized upon delivery in accordance with SAB 104 "Revenue Recognition," when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. The Company does not have any significant obligations after delivery. The Company does not grant a right of return to its customers. In addition if a transaction sale does not meet all the criteria, the revenue is deferred until all criteria are met.

In certain instances, the Company sells network-processor based systems together with software tools and maintenance and support services. In those cases the Company complies with the requirements set forth in FASB ASC 605-25 "Revenue Recognition" relating to the separation of multiple deliverables into individual accounting units with determinable fair values.  Revenues from such software tools and maintenance were immaterial during the years ended December 31, 2012, 2011 and 2010.

Deferred revenues include unearned amounts received from maintenance and support services and amounts received from customers but not yet recognized as revenues.

In 2006, 2010 and 2012, the Company signed agreements with Marvell Technology Group Ltd. ("Marvell"). According to the agreements, Marvell will manufacture and sell a customized version of the Company's NP-3, NP-4 and NP-5 network processors to Cisco Systems, Inc. ("Cisco") and will pay the Company royalties for each chip it sells to Cisco.

Royalty revenue is recorded in accordance with FASB ASC 605-45-45, "Considerations of Reporting Revenue Gross as a Principal versus Net as an Agent", on a net basis. In accordance with the Company's agreements with Marvell, Marvell sends the Company royalty reports, once a month, which reflect prior month's sales. Accordingly, the Company recognizes royalty revenues in the month that follows the month in which the sales are made by Marvell. (See also Note 14c.)

Advertising expenses
s.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $139, $67 and $26 respectively.

Concentrations of credit risk
t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short term deposits, investments in available-for-sale marketable securities, foreign exchange contracts and trade receivables.

The Company's cash and cash equivalents and short-term deposits are invested with major banks mainly in Israel and the United States. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company invests only in highly rated financial instruments and maintains its cash equivalents, with fixed and floating interest rate income. Deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's available-for-sale marketable securities include investments in highly rated marketable securities of U.S. and Israel Governments, and marketable securities of U.S. and European corporations. Those investments are mostly traded in the U.S. secondary market.

The Company's trade receivables are derived primarily from sales to customers and located mainly in North America, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is determined with respect to specific amounts that the Company has determined to be doubtful of collection.

The Company has entered into foreign exchange forward and options contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to employees salaries. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure. (See also Note 5.)

Fair value of financial instruments
u.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, available-for-sale marketable securities, bank deposits, trade receivable, trade payables and other accounts payable and accrued liabilities, approximate fair value because of their generally short term maturities.
The Company accounts for certain assets and liabilities at fair value under FASB ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -
Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

The Company measures its debt securities and foreign currency derivative instruments at fair value. Government bonds, corporate bonds and foreign currency forward and options contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (See also Note 5.)

Royalty-bearing grants
v.	Royalty-bearing grants:

Royalty-bearing grants from the OCS for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction of research and development costs.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3.5%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales, payment of royalties is not required. In the case of failure of a project that was partly financed by the OCS, the Company will not be obligated to pay any such royalties.

Comprehensive income (loss)
w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with FASB ASC 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) includes all changes in equity during a period related to the Company. The Company determined that its items of other comprehensive income (loss) relates to unrealized gain )loss( on available-for-sale marketable securities, and unrealized gain (loss) on foreign currency cash flow hedge. In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statement of comprehensive income.

Derivatives and hedging
x.	Derivatives and hedging:

The Company enters into forward and options contracts in order to limit its exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in New Israeli Shekels ("NIS"). (See also Note 4.)

The Company accounts for derivatives and hedging in accordance with FASB ASC 815, "Derivatives and Hedging". FASB ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If the derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of derivatives will be recognized in other comprehensive income (loss) until the hedged item is recognized in statements of operations. The ineffective portion of a derivative's change in fair value is recognized in statements of operations in finance expense. During the years ended December 31, 2012, 2011 and 2010 the ineffective portion recognized in finance expenses was immaterial.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment
Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	33
Leasehold improvements	Shorter of the term of the lease or useful life

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2012				December 31, 2011
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$2,534	$12	$--	$2,546	$3,542	$--	$--	$3,542
Corporate debentures fixed interest rate	10,156	18	--	10,174	997	3	--	1,000
Corporate debentures - floating interest rate	1,512	3	--	1,515	6,211	27	(15)	6,223

	14,202	33	--	14,235	10,750	30	(15)	10,765
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	7,159	47	--	7,206	6,421	16	(12)	6,425
Corporate debentures - fixed interest rate	2,654	63	(5)	2,712	13,550	25	(122)	13,453
Corporate debentures - floating interest rate	8,820	132	--	8,952	10,294	--	(223)	10,071

	18,633	242	(5)	18,870	30,265	41	(357)	29,949

	$32,835	$275	$(5)	$33,105	$41,015	$71	$(372)	$40,714

DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVES INSTRUMENTS [Abstract]
Schedule of Foreign Exchange Contracts, Statement of Financial Position
	December 31,
	2012	2011
Derivatives designated as cash flow hedging instruments
Other accounts payable and accrued expenses	$--	$(659)
Other accounts receivable and prepaid expenses	517	--

Total	$517	$(659)

Schedule of Net Unrealized Gains (Losses) on Hedges Activity
	Year ended December 31,
	2012	2011

Net unrealized gains (losses) on cash flow hedges as of beginning balance	$(659)	$293
Change in gains (losses) recognized in accumulated other comprehensive income	1,944	(1,282)
Realized gains (losses) reclassified into earnings	(768)	330

Net unrealized gains (losses) on cash flow hedges as of ending balance	$517	$(659)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$8,500	$--	$--	$1,051	$--	$--
Governmental bonds	--	9,752	--	--	9,962	--
Corporate bonds	--	23,353	--	--	30,752	--
Foreign currency cash flow hedges	--	517	--	--	(582)	--

Total	$8,500	$33,622	$--	$1,051	$40,132	$--

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2012	2011

Government authorities	$172	$180
Prepaid expenses	344	304
Foreign currency forward and options contracts	517	--
Grants receivable from the OCS	2,313	723
Accrued interest	577	357
Others	382	273

Total	$4,305	$1,837

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Current Inventories
	December 31,
	2012	2011

Raw materials	$35	$113
Work in progress	95	96
Finished products	4,393	5,579

Total	$4,523	$5,788

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net, Depreciated Costs
	December 31,
	2012	2011
Cost:

Office furniture and equipment	$91	$79
Computers, software and electronic equipment	6,011	5,110
Leasehold improvements	120	120

Total cost	6,222	5,309

Accumulated depreciation:

Office furniture and equipment	17	12
Computers, software and electronic equipment	4,826	4,393
Leasehold improvements	94	76

Total accumulated depreciation	4,937	4,481

Depreciated cost	$1,285	$828

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2012	2011
Cost:
Technology	$9,663	$9,663
Customer relationships	2,714	2,714

Total cost	12,377	12,377
Accumulated amortization:
Technology	8,663	8,663
Customer relationships	2,714	2,509

Total accumulated amortization	11,377	11,172

Amortized cost	$1,000	$1,205

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Employees and payroll accruals	$3,756	$3,607
Accrued expenses	1,578	2,081
Foreign currency forward and options contracts	--	582
Deferred revenues	67	82

	$5,401	$6,352

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,

2013	$1,058
2014	393
2015	219

Total	$1,670

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	620,800	$0.01
Stock options exercised	(964,258)	$13.37
Vested and issued RSUs	(285,471)	$0.01
Forfeited (2)	(12,362)	$1.52

Outstanding at December 31, 2012 (3)	1,581,875	$5.13	1.79	$44,202

Stock options exercisable at December 31, 2012	536,215	$13.72	2.64	$10,376

Vested and expected to vest (4) (*)	1,544,290	$5.25	1.81	$42,965

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
(2)	Includes (i) 1,151 forfeited stock options with weighted average exercise price of $16.28; and (ii) 11,211 forfeited RSUs.
(3)
Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.

(4)
Includes (i) 588,343 stock options with weighted average exercise price of $13.76 with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,361; and (ii) 955,947 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $31,604.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2012 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2012. This amount changes based on the fair market value of the Ordinary Shares.

Schedule of Stock Option Plans, by Exercise Price Range
	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2012	life years	2012	2012	life years

$ 0.01 (RSUs)	993,125	1.25	$32,833	--	--
$2.81 - $3.12	42,898	0.81	1,295	42,898	0.81
$10.33 - $11.97	86,933	3.69	1,877	64,024	3.69
$13.45 - $16.62	458,919	2.70	8,197	429,293	2.67
	1,581,875	1.79	$44,202	536,215	2.64

Schedule of Stock-based Compensation Expenses Recognized
	Year ended December 31,
	2012	2011

Costs of revenues	$298	$359
Research and development expenses	6,026	4,446
Selling and marketing expenses	2,403	1,867
General and administrative expenses	2,471	1,934

Total stock-based compensation expenses	$11,198	$8,606

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Components of Income Taxes Expense
	Year ended December 31,
	2012	2011	2010

Current	$--	$(17)	$(4)
Deferred	--	(3,513)	(8,232)

	$--	$(3,530)	$(8,236)

Domestic (Israel)	$--	$(3,530)	$(7,817)
Foreign	--	--	(419)

	$--	$(3,530)	$(8,236)

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$16,293	$11,286	$21,454
Foreign	(642)	186	425

	$15,651	$11,472	$21,879

Schedule of Deferred Income Tax Assets and Liabilities
	December 31,
	2012	2011
Deferred tax assets:
Current reserves and allowances	$104	$242
Noncurrent reserves and allowances	39	160
Noncurrent operating loss carryforwards	11,130	8,586
Capital loss carryforwards	7,022	6,849
Total deferred tax assets	18,295	15,837

Less - valuation allowance	(18,295)	(15,837)

Total deferred tax assets,	--	--

Total deferred tax liabilities	--	--

Net deferred tax assets	$--	$--

Schedule of Gross Tax Liabilities
	December 31,
	2012	2011

Beginning balance	$313	$296
Change in tax position for current year, net	(11)	--
Interest and penalties	2	17

Ending balance	$304	$313

Schedule of Reconciliation of Statutory Tax Rate to the Company's Effective Income Tax Rate
	Year ended December 31,
	2012	2011	2010

Income before taxes as reported in the consolidated statements of operations	$15,651	$11,472	$21,879

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	3,913	2,753	5,470
Approved and Privileged Enterprise benefits (*)	(7,839)	(2,117)	--
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	184	259	2,205
Non-deductible expenses related to employee stock options, net	1,649	1,235	751
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	2,457	507	(1,006)
Difference in basis of measurement for tax purpose and others	11	862	756
Others	(375)	31	60

Actual taxes on income (taxes benefit)	$--	$3,530	$8,236

(*) Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.28	$0.08	$--

Diluted	$0.27	$0.08	$--

SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues and Long-lived Assets by Geographical Area
	2012		2011		2010
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$4,093	$1,485	$5,643	$1,026	$6,910	$617
China and Hong Kong	17,297	--	25,136	--	32,896	--
Far East (excluding China and Hong Kong)	2,327	--	2,933	--	1,567	--
Canada	119	--	1,375	--	638	--
USA	7,325	--	10,440	2	6,584	2
Europe	23,378	--	17,635	--	13,310	--
Others	168	--	295	--	93	--

	$54,707	$1,485	$63,457	$1,028	$61,998	$619

*)	Excluding goodwill and intangible assets.

Schedule of Significant Customers
	Year ended December 31,
	2012	2011	2010

Customer A	43%	27%	20%
Customer B	17%	24%	40%
Customer C	13%	11%	10%

FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME, NET [Abstract]
Schedule of Financial Income, Net
NOTE 16:-     FINANCIAL INCOME, NET

	Year ended December 31,
	2012	2011	2010
Income:

Interest income (*)	$2,373	$1,720	$1,161
Foreign currency translation adjustments, net	39	--	13
Realized gain related to sale of marketable securities	35	73	12

Total income	2,447	1,793	1,186

Expenses:

Interest and bank charges	(15)	(26)	(56)
Foreign currency translation adjustments, net	--	(54)	--

Total expenses	(15)	(80)	(56)

Financial income, net	$2,432	$1,713	$1,130

(*)	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Calculated Earnings per Share
	Year ended December 31,
	2012	2011	2010

Numerator:
Net income	$15,651	$7,942	$13,643

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	27,981,243	26,681,749	25,281,651

Dilutive effect: stock options and RSUs	861,165	1,319,679	828,481

Total weighted average number of shares used in computing diluted net earnings per share	28,842,408	28,001,428	26,110,132

Basic net income per share	$0.56	$0.30	$0.54
Diluted net income per share	$0.54	$0.28	$0.52

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	Year ended December 31,
	2012	2011	2010

Options to purchase Ordinary Shares and RSUs	--	--	538,623

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 04, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term deposits	$ 85,000	$ 67,000
Short-term deposits, weighted average interest rate	1.55%	2.40%
Long-term deposits	5,000
Long-term deposits, weighted average interest rate	2.20%
Property, Plant and Equipment [Line Items]
Investment in affiliate				200
Share capital held				4.00%
Severance expense	1,024	1,296	799
Advertising expense	$ 139	$ 67	$ 26
Minimum [Member]
Royalties [Line Items]
Percent of royalty obligation	3.50%
Maximum [Member]
Royalties [Line Items]
Percent of royalty obligation	4.50%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 32,835	$ 41,015
Gross unrealized gain	275	71
Gross unrealized loss	(5)	(372)
Fair value	33,105	40,714
Matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,202	10,750
Gross unrealized gain	33	30
Gross unrealized loss		(15)
Fair value	14,235	10,765
Matures within one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,534	3,542
Gross unrealized gain	12
Gross unrealized loss
Fair value	2,546	3,542
Matures within one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,156	997
Gross unrealized gain	18	3
Gross unrealized loss
Fair value	10,174	1,000
Matures within one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,512	6,211
Gross unrealized gain	3	27
Gross unrealized loss		(15)
Fair value	1,515	6,223
Matures after one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	32,835	41,015
Gross unrealized gain	275	71
Gross unrealized loss	(5)	(372)
Fair value	33,105	40,714
Matures after one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,159	6,421
Gross unrealized gain	47	16
Gross unrealized loss		(12)
Fair value	7,206	6,425
Matures after one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,654	13,550
Gross unrealized gain	63	25
Gross unrealized loss	(5)	(122)
Fair value	2,712	13,453
Matures after one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,820	10,294
Gross unrealized gain	132
Gross unrealized loss		(223)
Fair value	$ 8,952	$ 10,071

DERIVATIVE INSTRUMENTS (Fair Value of Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVES INSTRUMENTS [Abstract]
Notional amount of forward contracts	$ 14,200
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives	517	(659)
Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses[Member]
Derivatives, Fair Value [Line Items]
Derivatives		(659)
Designated as Hedging Instrument [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives	$ 517

DERIVATIVE INSTRUMENTS (Change in Net Unrealized Gains on Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVES INSTRUMENTS [Abstract]
Net unrealized gains (losses) on cash flow hedges as of beginning balance	$ (659)	$ 293
Decrease in gains recognized in accumulated other comprehensive income	1,944	(1,282)
Realized gains reclassified into earnings	(768)	330
Net unrealized losses on cash flow hedges as of ending balance	$ 517	$ (659)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)	$ 8,500	$ 1,051
Governmental bonds
Corporate bonds
Foreign currency cash flow hedges
Total	8,500	1,051
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)
Governmental bonds	9,752	9,962
Corporate bonds	23,353	30,752
Foreign currency cash flow hedges	517	(582)
Total	33,622	40,132
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)
Governmental bonds
Corporate bonds
Foreign currency cash flow hedges
Total

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 172	$ 180
Prepaid expenses	344	304
Foreign currency forward and options contracts	517
Grants receivable from the OCS	2,313	723
Accrued interest	577	357
Others	382	273
Other accounts receivable and prepaid expenses	$ 4,305	$ 1,837

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 35	$ 113
Work in progress	95	96
Finished products	4,393	5,579
Total	$ 4,523	$ 5,788

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 6,222	$ 5,309
Accumulated depreciation	4,937	4,481
Depreciated cost	1,285	828
Depreciation expense	456	251	199
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	91	79
Accumulated depreciation	17	12
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,011	5,110
Accumulated depreciation	4,826	4,393
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	120	120
Accumulated depreciation	$ 94	$ 76

INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,377	$ 12,377
Accumulated amortization	11,377	11,172
Amortized cost	1,000	1,205
Amortization expense	205	976	2,688
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	9,663	9,663
Accumulated amortization	8,663	8,663
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,714	2,714
Accumulated amortization	$ 2,714	$ 2,509

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 3,756	$ 3,607
Accrued expenses	1,578	2,081
Foreign currency forward and options contracts		582
Deferred revenues	67	82
Other accounts payable and accrued expenses	$ 5,401	$ 6,352

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease expense	$ 2,283	$ 2,225	$ 1,849
Future minimum payments, operating leases:
2013	1,058
2014	393
2015	219
Total	1,670
Minimum payment obligation	286
Encouragement Of Research And Development [Line Items]
Percent of OCS participation	50.00%	50.00%	50.00%
Contingent obligation	9,207
Royalty expense	0	1,196	1,683
Repayment of OCS grants		9,938
Accrued royalties
Purchase commitments	6,084
Minimum [Member]
Encouragement Of Research And Development [Line Items]
Percent of royalty obligation	3.50%
Maximum [Member]
Encouragement Of Research And Development [Line Items]
Percent of royalty obligation	4.50%
Yokneam [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	39
Termination notice required	90 years
Kiryat Gat [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	9
Lease extension option	5 years
Termination notice required	180 years
Unites States [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	$ 7

SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended							12 Months Ended
	Jan. 14, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2003 Israel Plan [Member]	Dec. 31, 2011 2003 Israel Plan [Member]	Dec. 31, 2012 2007 U.S. Plan [Member]	Dec. 31, 2011 2007 U.S. Plan [Member]	Dec. 31, 2010 2009 Israel Equity Plan [Member]	Dec. 31, 2012 2009 Israel Equity Plan [Member]	Nov. 30, 2009 2009 Israel Equity Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value per share			0.02	0.02
Issuance of common stock	106,893
Issuance of common stock, value	$ 1,072
Total unrecognized compensation cost		$ 26,474
Period over which unrecognized compensation cost will be recognized		4 years	4 years
Weighted average period over which unrecognized compensation cost will be recognized		2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					1,936,821		207,000				2,500,000
Options outstanding					489,314	1,293,521	57,788	139,411		41,648
RSUs outstanding					903,850	608,799	89,275	60,208
RSUs granted		620,800	620,800						41,120

SHAREHOLDERS' EQUITY (Stock Options and Restricted Stock Units Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Number of awards
Outstanding, beginning balance	2,223,166	[1]
RSUs granted	620,800
Stock options exercised	(964,258)
Vested and issued RSUs	285,471
Forfeited	12,362	[2]
Outstanding, ending balance	1,581,875	[3]
Stock options exercisable	536,215
Vested and expected to vest	1,544,290	[4],[5]
Weighted-average exercise price
Outstanding, beginning balance	$ 9.45	[1]
Granted	$ 0.01
Stock options exercised	$ 13.37
Vested and issued RSUs	$ 0.01
Forfeited	$ 1.52	[2]
Outstanding, ending balance	$ 5.13	[3]
Stock options exercisable	$ 13.72
Vested and expected to vest	$ 5.25	[4],[5]
Weighted average remaining contractual life years
Outstanding, ending balance	1 year 9 months 15 days	[3]
Stock options exercisable	2 years 7 months 21 days
Vested and expected to vest	1 year 9 months 22 days	[4],[5]
Aggregate intrinsic value
Outstanding, ending balance	$ 44,202	[3]
Stock options exercisable	10,376
Vested and expected to vest	42,965	[4],[5]
Stock Options [Member]
Number of awards
Outstanding, beginning balance	1,554,159
Outstanding, ending balance	588,750
Vested and expected to vest	588,343
Forfeited	1,151
Weighted-average exercise price
Outstanding, beginning balance	$ 13.52
Forfeited	$ 16.28
Outstanding, ending balance	$ 13.76
Vested and expected to vest	$ 13.76
Weighted average remaining contractual life years
Outstanding, ending balance	2 years 8 months 16 days
Vested and expected to vest	2 years 8 months 16 days
Restricted Share Units (RSUs) [Member]
Number of awards
Outstanding, beginning balance	669,007
Forfeited	(11,211,000)
Outstanding, ending balance	993,125
Vested and expected to vest	955,947
Weighted average remaining contractual life years
Outstanding, ending balance	1 year 3 months
Vested and expected to vest	1 year 3 months
Aggregate intrinsic value
Outstanding, ending balance	32,833
Vested and expected to vest	$ 31,604
Pre-vesting forfeiture rate	3.00%

[1]	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
[2]	Includes (i) 1,151 forfeited stock options with weighted average exercise price of $16.28; and (ii) 11,211 forfeited RSUs.
[3]	Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.
[4]	Includes (i) 588,343 stock options with weighted average exercise price of $13.76 with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,361; and (ii) 955,947 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $31,604.
[5]	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.

SHAREHOLDERS' EQUITY (Awards Outstanding by Exercise Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 16.62
Awards outstanding	1,581,875
Weighted average remaining contractual life	1 year 9 months 15 days
Aggregate intrinsic value	$ 44,202 [1]
Awards exercisable	536,215
Weighted average remaining contractual life	2 years 7 months 21 days
$0.01 (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 0.01
Awards outstanding	993,125
Weighted average remaining contractual life	1 year 3 months
Aggregate intrinsic value	32,833
Awards exercisable
Weighted average remaining contractual life
$ 2.81 - $3.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.81
Maximum exercise price	$ 3.12
Awards outstanding	42,898
Weighted average remaining contractual life	9 months 22 days
Aggregate intrinsic value	1,295
Awards exercisable	42,898
Weighted average remaining contractual life	9 months 22 days
$ 10.33 - $11.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.33
Maximum exercise price	$ 11.97
Awards outstanding	86,933
Weighted average remaining contractual life	3 years 8 months 9 days
Aggregate intrinsic value	1,877
Awards exercisable	64,024
Weighted average remaining contractual life	3 years 8 months 9 days
$ 13.45 - $16.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 13.45
Maximum exercise price	$ 16.62
Awards outstanding	458,919
Weighted average remaining contractual life	2 years 8 months 12 days
Aggregate intrinsic value	$ 8,197
Awards exercisable	429,293
Weighted average remaining contractual life	2 years 7 months 21 days

[1]	Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.

SHAREHOLDERS' EQUITY (Stock Based Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 11,198	$ 8,606
Costs of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	298	359
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	6,026	4,446
Selling and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	2,403	1,867
General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 2,471	$ 1,934

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards
Corporate tax rate	25.00%	24.00%	25.00%
Enterprise and Privileged Enterprise programs, tax-exepmt income	47238
Enterprise and Privileged Enterprise programs, tax liability	7,086
Capital tax loss carryforwards	29513
Valuation allowance	18,295	15,837
Accrued for the payments of penalties and interest	42	40
EZchip Semiconductor and EZchip Technologies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	2,317
EZchip Inc. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 8,972
EZchip Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration	2021
EZchip Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration	2032

TAXES ON INCOME (Schedule of Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current		$ (17)	$ (4)
Deferred		(3,513)	(8,232)
Domestic (Israel)		(3,530)	(7,817)
Foreign			(419)
Tax benefit (taxes on income)		$ (3,530)	$ (8,236)

TAXES ON INCOME (Schedule of Income before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 16,293	$ 11,286	$ 21,454
Foreign	(642)	186	425
Income before taxes	$ 15,651	$ 11,472	$ 21,879

TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current reserves and allowances	$ 104	$ 242
Noncurrent reserces and allowances	39	160
Noncurrent operating loss carryforwards	11,130	8,586
Capital loss carryforwards	7,022	6,849
Total deferred tax assets	18,295	15,837
Less - valuation allowance	(18,295)	(15,837)
Total deferred tax assets
Total deferred tax liabilities
Net deferred tax assets

TAXES ON INCOME (Reconciliation of Gross Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Beginning balance	$ 313	$ 296
Change in tax position for current year, net	(11)
Interest and penalties	2	17
Ending balance	$ 304	$ 313

TAXES ON INCOME (Reconciliation of Income Tax (Benefit) Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 15,651	$ 11,472	$ 21,879
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	3,913	2,753	5,470
Approved and Privileged Enterprise benefits	(7,839)	(2,117)
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	184	259	2,205
Non-deductible expenses related to employee stock options, net	1,649	1,235	751
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	2,457	507	(1,006)
Difference in basis of measurement for tax purpose and others	11	862	756
Others	(375)	31	60
Tax benefit (taxes on income)		$ 3,530	$ 8,236
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, basic	$ 0.28	$ 0.08
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, diluted	0.27	0.08

SEGMENTS AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Number of reportable segments	1
Revenues from network processors	$ 53,442	$ 61,802	$ 60,883
Royalty revenues from Cisco derived from agreement with Marvell	23,287	16,845	12,468
Revenues from software tools and other services	$ 1,265	$ 1,655	$ 1,115

SEGMENTS AND GEOGRAPHIC INFORMATION (Revenue and Long Lived Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Geographical Information [Line Items]
Revenues	$ 54,707	$ 63,457	$ 61,998
Long-lived Assets	1,485	1,028	619
Israel [Member]
Schedule of Geographical Information [Line Items]
Revenues	4,093	5,643	6,910
Long-lived Assets	1,485	1,026	617
China and Hong Kong [Member]
Schedule of Geographical Information [Line Items]
Revenues	17,297	25,136	32,896
Long-lived Assets
Far East (excluding China and Hong Kong) [Member]
Schedule of Geographical Information [Line Items]
Revenues	2,327	2,933	1,567
Long-lived Assets
Canada [Member]
Schedule of Geographical Information [Line Items]
Revenues	119	1,375	638
Long-lived Assets
Unites States [Member]
Schedule of Geographical Information [Line Items]
Revenues	7,325	10,440	6,584
Long-lived Assets		2	2
Europe [Member]
Schedule of Geographical Information [Line Items]
Revenues	23,378	17,635	13,310
Long-lived Assets
Others [Member]
Schedule of Geographical Information [Line Items]
Revenues	168	295	93
Long-lived Assets

SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Significant Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	43.00%	27.00%	20.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	17.00%	24.00%	40.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	13.00%	11.00%	10.00%

MAJOR SUBCONTRACTORS (Details) (Cost of Goods, Total [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Percentage	81.00%	80.00%	77.00%

FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest income	$ 2,373	$ 1,720	$ 1,161
Foreign currency translation adjustments, net	39		13
Realized gain related to sale of marketable securities	35	73	12
Total income	2,447	1,793	1,186
Expenses:
Interest and bank charges	(15)	(26)	(56)
Foreign currency translation adjustments, net		(54)
Total expenses	(15)	(80)	(56)
Financial income, net	$ 2,432	$ 1,713	$ 1,130

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income	$ 15,651	$ 7,942	$ 13,643
Weighted average number of shares outstanding used in computing basic net earnings per share	27,981,243	26,681,749	25,281,651
Dilutive effect: stock options and RSUs	861,165	1,319,679	828,481
Total weighted average number of shares used in computing diluted net earnings per share	28,842,408	28,001,428	26,110,132
Basic net income per share	$ 0.56	$ 0.3	$ 0.54
Diluted net income per share	$ 0.54	$ 0.28	$ 0.52
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase Ordinary Shares and RSUs			538,623